Retirement Benefits Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Projected Benefit Obligation	$ 2.0	$ 52.7
Accumulated Benefit Obligation	1.9	46.5
Net amount recognized in accumulated other comprehensive loss	$ 1.8	$ 40.1